REAL SILK INVESTMENTS, INC.
                445 North Pennsylvania Street
                          Suite 500
                   Indianapolis, IN  46204




                        PRESS RELEASE


                      November 24, 1998

The Directors today declared a Quarterly Dividend of $2.50 per share and a Year-End Dividend of $2.95 per share, on Common Stock, payable December 28, 1998 to shareholders of record December 8, 1998.




                              REAL SILK INVESTMENTS, INC.




                              Lorretta A. Cox
                              Secretary